Asset Retirement Obligation (Reconciliation of The Beginning And Ending Aggregate Carrying Amounts Of The Asset Retirement Obligation) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Asset Retirement Obligation Disclosure [Line Items]
Balance, beginning	$ 184		$ 175
Accretion expense	10		9
Balance, ending	$ 194	[1]	$ 184

[1]	The difference between the $194,000 liability as of December 31, 2013 and the estimated undiscounted future payments of $720,000 is estimated inflation between December 31, 2013 and December 19, 2038.